SHARE-BASED COMPENSATION - Share Options (Details) - Share Options $ / shares in Units, $ in Millions, $ in Millions			1 Months Ended		12 Months Ended
	Dec. 30, 2019 USD ($) $ / shares shares	Dec. 30, 2019 HKD ($) shares	Oct. 31, 2019	Oct. 31, 2014 shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares
Summary of the stock option activity, Options granted share Number:
Exercisable (in shares)					(106,295,232)	0	0
Outstanding at end of year (in shares)					23,718,626
Summary of the stock option activity, Weighted average exercise price:
Outstanding at end of year (in dollars per share) | $ / shares					$ 0.5161
Minimum
SHARE-BASED COMPENSATION
Vesting period (in years)					4 years
Maximum
SHARE-BASED COMPENSATION
Vesting period (in years)					5 years
2014 Share Incentive Plan
SHARE-BASED COMPENSATION
Maximum number of shares under the plan				135,032,132
Expire period				10 years
Modification of exercise price of number of stock options granted	8,113,145	8,113,145
Modified of exercise price of stock options granted | $ / shares	$ 0.60
Incremental compensation expenses	$ 0.4	$ 3
2014 Share Incentive Plan | Minimum
SHARE-BASED COMPENSATION
Vesting period (in years)				4 years
2014 Share Incentive Plan | Maximum
SHARE-BASED COMPENSATION
Vesting period (in years)				5 years
2019 Share Incentive Plan | Maximum
SHARE-BASED COMPENSATION
Maximum percentage of shares available for issuance, based on total number of shares issued and outstanding on September 29, 2019			2.00%
Maximum percentage of number of shares increased in each year			2.00%
Maximum percentage of aggregate number of shares initially reserved and subsequently increased during the term of the total number of shares issued and outstanding on September 29			8.00%
2014 Share Incentive Plan and 2019 Share Incentive Plan
Summary of the stock option activity, Options granted share Number:
Outstanding at beginning of year (in shares)					121,207,838	111,624,775	111,407,320
Exercisable (in shares)					(106,295,232)
Granted (in shares)					9,791,200	9,625,690	217,455
Cancelled/forfeited (in shares)					(985,180)	(42,627)
Outstanding at end of year (in shares)					23,718,626	121,207,838	111,624,775
Summary of the stock option activity, Weighted average exercise price:
Outstanding at beginning of year (in dollars per share) | $ / shares					$ 0.1049	$ 0.0186	$ 0.0168
Granted (in dollars per share) | $ / shares					0.6500	1.1065	0.9188
Exercised (in dollars per share) | $ / shares					0.0126
Cancelled/forfeited (in dollars per shares) | $ / shares					0.8402	0.2000
Outstanding at end of year (in dollars per share) | $ / shares					$ 0.5161	$ 0.1049	$ 0.0186